Variable Interest Entities (Details Textuals) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010	Dec. 31, 2010
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	$ 70,917,000,000			$ 77,649,000,000
Total assets	2,198,161,000,000	[1]		2,117,605,000,000 [1]
Fair value of assets held by VIEs	2,900,000,000			4,100,000,000
Securities transferred to agency re-securitization VIEs	8,800,000,000		6,500,000,000
Securities transferred to private-label re-securitization VIEs	192,000,000		383,000,000
Limited program-wide credit enhancement	2,000,000,000			2,000,000,000
Maximum exposure	28,600,000,000			27,800,000,000
Amortized cost of note accounted as available for sale Investments in credit card receivables	331,119,000,000			312,241,000,000
Interest in third-party credit card securitization trust accounted for as a loan, fair value	685,996,000,000			692,927,000,000
Proceeds from new commercial and other securitizations received as securities	1,600,000,000		0
Investment acquired in secondary market classified as investment-grade	276,000,000			108,000,000
Immediate change in assumptions used to determine fair value, Percentage	10.00%
Adverse change in assumptions used to determine fair value, Percentage	20.00%
Changes in fair value based on a 10% or 20% variation in assumptions	Changes in fair value based on a 10% or 20% variation in assumptions
Total assets held in securitization-related SPEs	374,800,000,000			391,100,000,000
Credit exposure / loans securitized	304,600,000,000			326,500,000,000
Securitized loans in which the firm has no continuing involvement	62,500,000,000			56,000,000,000
Loans securitization including automobile and students loan	7,700,000,000			8,600,000,000
Changes in fair value based on variation in assumptions limit first	10.00%
Changes in fair value based on variation in assumptions limit second	20.00%
Investment grade retained interests	207,000,000			157,000,000
Non Investment grade retained interests	495,000,000			552,000,000
Investment grade	2,000,000,000			2,600,000,000
Non Investment grade	259,000,000			250,000,000
Repurchases of loans sold	2,300,000,000			1,900,000,000
Loans repurchased or loans with the option to repurchase	13,100,000,000			13,000,000,000
Unfunded Portion of Commitments to Multi-Seller Conduits	985,934,000,000		955,371,000,000	958,709,000,000
Residential mortgage [Member] | Mortgage Securitization Entities [Member] | Private label Resecuritizations [Member] | Re securitizations [Member]
Variable Interest Entity Consolidated Assets	387,000,000			477,000,000
Variable Interest Entity Liabilities Consolidated VIE	167,000,000			230,000,000
Commercial and other [Member]
Credit exposure / loans securitized	92,200,000,000			106,200,000,000
Loans securitization including automobile and students loan	0			0
JPMorgan Chase interests in securitized assets	2,271,000,000			2,906,000,000
Commercial and other [Member] | Securitized loans [Member]
Credit exposure / loans securitized	92,212,000,000			106,245,000,000
Commercial and other [Member] | Firm-administered multi-seller conduits [Member]
Unfunded Portion of Commitments to Multi-Seller Conduits	10,300,000,000			10,000,000,000
Prime [Member]
Credit exposure / loans securitized	138,100,000,000			143,800,000,000
Loans securitization including automobile and students loan	1,400,000,000			2,200,000,000
JPMorgan Chase interests in securitized assets	702,000,000			708,000,000
Prime [Member] | Securitized loans [Member]
Credit exposure / loans securitized	138,064,000,000			143,764,000,000
Subprime [Member]
Credit exposure / loans securitized	39,600,000,000			40,700,000,000
Loans securitization including automobile and students loan	1,600,000,000			1,600,000,000
JPMorgan Chase interests in securitized assets	23,000,000			14,000,000
Subprime [Member] | Securitized loans [Member]
Credit exposure / loans securitized	39,628,000,000			40,721,000,000
Option Arms [Member]
Credit exposure / loans securitized	34,700,000,000			35,800,000,000
Loans securitization including automobile and students loan	300,000,000			300,000,000
JPMorgan Chase interests in securitized assets	29,000,000			29,000,000
Option Arms [Member] | Securitized loans [Member]
Credit exposure / loans securitized	34,648,000,000			35,786,000,000
Variable Interest Enterprise [Member] | Firm-sponsored credit card trusts [Member]
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	37,700,000,000			44,300,000,000
Total assets	58,400,000,000			68,500,000,000
Interest in third-party credit card securitization trust accounted for as a loan, fair value	57,000,000,000			67,200,000,000
Variable Interest Enterprise [Member] | Firm-administered multi-seller conduits [Member]
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	20,500,000,000			21,600,000,000
Total assets	20,600,000,000			21,700,000,000
Interest in third-party credit card securitization trust accounted for as a loan, fair value	20,200,000,000			21,100,000,000
Firm-administered multi-seller conduits [Member]
Variable Interest Entity Consolidated Assets	20,600,000,000			21,700,000,000
Variable Interest Entity Liabilities Consolidated VIE	20,500,000,000			21,600,000,000
Mortgage Securitization Entities [Member] | Senior Notes [Member] | Private label Resecuritizations [Member] | Re securitizations [Member]
Senior and subordinated interest in nonconsolidated agency re-securitization entities	49,000,000			46,000,000
Mortgage Securitization Entities [Member] | Senior Notes [Member] | Re securitizations [Member]
Senior and subordinated interest in nonconsolidated agency re-securitization entities	2,800,000,000			3,500,000,000
Non consolidated municipal bond vehicles [Member]
Fair value of assets held by VIEs	12,700,000,000			13,700,000,000
Maximum exposure	8,200,000,000			8,800,000,000
Non consolidated municipal bond vehicles [Member] | Standby Letters of Credit, and Other Financial Guarantees [Member]
Unused lines of Credit, Wholesale	10,000,000			10,000,000
Consolidated municipal bond vehicles [Member]
Variable Interest Entity Consolidated Assets	5,900,000,000			4,600,000,000
Asset Swap VIEs [Member]
Variable Interest Entity Consolidated Assets	0			0
Trading assets [Member] | Credit linked notes [Member]
Fair value of assets held by VIEs	0			0
Credit linked notes [Member]
Variable Interest Entity Consolidated Assets	137,000,000			142,000,000
Fair value of assets held by VIEs	2,600,000,000			3,800,000,000
Maximum exposure	20,900,000,000			20,200,000,000
Estimate of Fair Value, Fair Value Disclosure [Member] | Third-Party Credit Card Securitization Trusts [Member]
Interest in third-party credit card securitization trust accounted for as a loan, fair value	1,000,000,000
Interest in third-party credit card securitization trust accounted for as a loan, fair value				1,000,000,000
Available-for-sale Securities [Member] | Third-Party Credit Card Securitization Trusts [Member]
Fair value of assets held by VIEs	3,200,000,000			3,100,000,000
Securitized loans [Member]
Credit exposure / loans securitized	304,552,000,000			326,516,000,000
Investment Banking [Member]
Senior securities purchased in connection with Ib secondary market making activities	130,000,000			182,000,000
Subordinated securities purchased in connection with Ib secondary market making Activities	67,000,000			18,000,000
Fair Value [Member]
Percentage of the Firm's retained securitization interests risk-rated "A" or better, at fair value	66.00%			66.00%
Trading assets [Member]
Fair value of assets held by VIEs	0			0
Estimate of Fair Value, Fair Value Disclosure [Member]
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	71,200,000,000			77,900,000,000
Variable Interest Enterprise [Member]
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	70,900,000,000			77,600,000,000
Total assets	97,900,000,000			108,900,000,000
Interest in third-party credit card securitization trust accounted for as a loan, fair value	84,200,000,000			95,600,000,000
Standby Letters of Credit, and Other Financial Guarantees [Member]
Unfunded Portion of Commitments to Multi-Seller Conduits	95,361,000,000			94,837,000,000
Long Term Beneficial Interests [Member]
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	45,600,000,000			52,600,000,000
Long Term Beneficial Interests Maturities Over Five Years [Member]
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	9,000,000,000			9,700,000,000
Long Term Beneficial Interests Maturities Between One And Five Years [Member]
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	29,100,000,000			29,000,000,000
Long Term Beneficial Interests Maturities Under One Year [Member]
Beneficial interests issued by consolidated VIEs (included $1.3 and $1.5 at fair value)	$ 7,500,000,000			$ 13,900,000,000

[1]	The following table presents information on assets and liabilities related to VIEs that are consolidated by the Firm at March 31, 2011, and December 31, 2010. The difference between total VIE assets and liabilities represents the Firm's interests in those entities, which were eliminated in consolidation.